UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-03364

MAXIM SERIES FUND, INC.

(Exact name of registrant as specified in charter)

8515 E. Orchard Road, Greenwood Village, Colorado 80111

(Address of principal executive offices)

R. L. McFeetors

President and Chief Executive Officer

Great-West Life & Annuity Insurance Company

8515 E. Orchard Road

Greenwood Village, Colorado 80111

(Name and address of agent for service)

Registrant's telephone number, including area code: (303) 737-3000

Date of fiscal year end: December 31

Date of reporting period: December 31, 2007

ITEM 1.          REPORTS TO STOCKHOLDERS

MAXIM SERIES FUND, INC.

Maxim U.S. Government Securities Portfolio

Annual Report

December 31, 2007

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of any Portfolio of Maxim Series Fund, Inc. Such offering is made only by the prospectus of Maxim Series Fund, Inc. (“Maxim Series Fund” or the “Fund”), which include details as to offering price and other information.

Maxim U.S. Government Securities Portfolio

The Maxim U.S. Government Securities Portfolio (MGSP) was positioned early in 2007 for a pick up in the economy driven largely from the rebuilding efforts following Hurricanes Katrina and Rita, an increase in inflation expectations and higher interest rates. We expected that volatility would increase for several reasons including uncertainty with respect to Federal Reserve Chairman Bernanke, the increase in oil and gas prices, and the slowdown in the housing market. Despite expectations for increased volatility, we also expected solid performance from the MBS sector supported in part from foreign demand. The Portfolio characteristics lent themselves exceptionally well to this outlook for the first half of the year. At mid-year, economic growth slowed primarily in response to the softness in the housing sector, inflation expectations retreated modestly and interest rates started to decline. We extended the portfolio duration and reduced our weighting to MBS slightly, in favor of higher Treasury and money market positions. Based on our current view that the economy is slowing, that home prices will continue to decline throughout 2008 and will not begin to stabilize until 2009, and that inflation has moderated, we are managing the duration of MGSP closely to the duration of the competitive Morningstar Benchmark. We continue to opportunistically add attractively priced spread product, primarily in the MBS sector within the policy-dictated diversification constraints.

Maxim U.S. Government Securities Portfolio performance was favorable relative to the Morningstar Intermediate Government Fund competitive Benchmark in 2007. MGSP generated excess returns of +.31% (31 basis points) versus its competitive Morningstar Benchmark, ranking in the 60th percentile on a risk/return basis and maintaining its 4-star Morningstar rating as a result. MGSP performance was solid versus its Morningstar peer group of funds, with specified mortgage pass-through pools, Treasury and Agency holdings generating most of the excess return in 2007.

MAXIM U.S. GOVT SECURITIES	LEHMAN AGGREGATE
BALANCE	BALANCE

10,000.00	10,000.00

1998	10,712.00	10,868.60
1999	10,766.63	10,779.48
2000	11,919.74	12,033.13
2001	12,769.61	13,048.73
2002	14,024.87	14,387.53
2003	14,378.29	14,977.41
2004	14,872.91	15,627.28
2005	15,195.65	16,006.87
2006	15,861.22	16,699.97
2007	16,892.20	17,863.96

Maxim U.S. Government Securities Portfolio

Total Return –

One Year:	6.50%
Five Year:	3.79%
Ten Year:	5.38%

Portfolio Inception:	4/8/1985

This graph, prepared in accordance with SEC regulations, compares a $10,000 investment in the Maxim U.S. Government Securities Portfolio, made at its inception, with the performance of the Lehman Aggregate Bond Index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Directors of Maxim Series Fund, Inc.

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Maxim U.S. Government Securities Portfolio (the “Portfolio”) one of the portfolios constituting the Maxim Series Fund, Inc. (the “Fund”) as of December 31, 2007, and the related statements of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended.  These financial statements and financial highlights are the responsibility of the Fund's management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting.  Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting.  Accordingly, we express no such opinion.  An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  Our procedures included confirmation of securities owned as of December 31, 2007, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Maxim U.S. Government Securities Portfolio of the Maxim Series Fund, Inc. as of December 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Denver, Colorado

February 28, 2008

MAXIM SERIES FUND, INC.

Financial Statements and Financial Highlights for the Years Ended December 31, 2007 and 2006

Maxim U.S. Government Securities Portfolio

MAXIM SERIES FUND, INC.

MAXIM U.S. GOVERNMENT SECURITIES PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2007

ASSETS:
Investments in securities, market value (1)	$393,722,261
Cash	12,126
Collateral for securities loaned	56,114,877
Interest receivable	2,618,422
Subscriptions receivable	1,023,309

Total assets	453,490,995

LIABILITIES:
Due to investment adviser	193,080
Payable upon return of securities loaned	56,114,877
Redemptions payable	4,442,478
Payable for investments purchased	15,194,333

Total liabilities	75,944,768

NET ASSETS	$377,546,227

NET ASSETS REPRESENTED BY:
Capital stock, $.10 par value	$3,195,402
Additional paid-in capital	373,914,028
Net unrealized appreciation on investments	3,413,005
Accumulated net realized loss on investments	(2,976,208)

NET ASSETS	$377,546,227

NET ASSET VALUE PER OUTSTANDING SHARE	$11.82
(Offering and Redemption Price)

SHARES OF CAPITAL STOCK:
Authorized	250,000,000
Outstanding	31,954,016

(1) Cost of investments in securities:	$390,309,256

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM U.S. GOVERNMENT SECURITIES PORTFOLIO
STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2007

INVESTMENT INCOME:
Interest	$19,705,408
Income from securities lending	146,736

Total income	19,852,144

EXPENSES:
Management fees	2,215,839

NET INVESTMENT INCOME	17,636,305

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized loss on investments	(1,606,744)
Change in net unrealized appreciation on investments	7,227,652

Net realized and unrealized gain on investments	5,620,908

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$23,257,213

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM U.S. GOVERNMENT SECURITIES PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2007 AND 2006

	2007	2006

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income	$17,636,305	$12,462,702
Net realized loss on investments	(1,606,744)	(1,759,553)
Change in net unrealized appreciation (depreciation) on investments	7,227,652	385,842

Net increase in net assets resulting from operations	23,257,213	11,088,991

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(17,309,720)	(12,348,976)

SHARE TRANSACTIONS:
Net proceeds from sales of shares	237,741,955	114,032,897
Reinvestment of distributions	17,309,720	12,348,976
Amount from shares issued in connection with fund acquisition		63,485,295
Redemptions of shares	(193,755,607)	(125,423,222)

Net increase in net assets resulting from share transactions	61,296,068	64,443,946

Total increase in net assets	67,243,561	63,183,961

NET ASSETS:
Beginning of period	310,302,666	247,118,705

End of period (1)	$377,546,227	$310,302,666

OTHER INFORMATION:

SHARES:
Sold	20,335,260	9,664,840
Issued in reinvestment of distributions	1,491,780	1,070,473
Shares issued in connection with fund acquisition		5,568,886
Redeemed	(16,579,945)	(10,827,684)

Net increase	5,247,095	5,476,515

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM U.S. GOVERNMENT SECURITIES PORTFOLIO
FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:

	Year Ended December 31,

	2007	2006	2005	2004	2003

Net Asset Value, Beginning of Period	$11.62	$11.64	$11.88	$11.96	$12.36

Income from Investment Operations

Net investment income	0.54	0.52	0.49	0.48	0.49
Net realized and unrealized gain (loss)	0.20	(0.02)	(0.24)	(0.08)	(0.19)

Total Income From Investment Operations	0.74	0.50	0.25	0.40	0.30

Less Distributions

From net investment income	(0.54)	(0.52)	(0.49)	(0.48)	(0.50)
From net realized gains					(0.20)

Total Distributions	(0.54)	(0.52)	(0.49)	(0.48)	(0.70)

Net Asset Value, End of Period	$11.82	$11.62	$11.64	$11.88	$11.96

Total Return	6.50%	4.38%	2.17%	3.44%	2.52%

Net Assets, End of Period ($000)	$377,546	$310,303	$247,119	$264,419	$306,288

Ratio of Expenses to Average Net Assets	0.60%	0.60%	0.60%	0.60%	0.60%

Ratio of Net Investment Income to Average Net Assets	4.77%	4.56%	4.20%	4.00%	4.10%

Portfolio Turnover Rate	75.00%	46.58%	46.40%	79.23%	105.93%

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM U.S. GOVERNMENT SECURITIES PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2007

1.	ORGANIZATION & SIGNIFICANT ACCOUNTING POLICIES

Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Fund presently consists of thirty-one portfolios. Interests in the Maxim U.S. Government Securities Portfolio (the Portfolio) are included herein and are represented by a separate class of beneficial interest of the Fund. The investment objective of the Portfolio is to seek the highest level of return consistent with preservation of capital and substantial credit protection. The Portfolio is diversified as defined in the 1940 Act. The Portfolio is available only as an investment option for certain variable annuity contracts and variable life policies issued by Great-West Life & Annuity Insurance Company (GWL&A), First Great-West Life & Annuity Insurance Company and New England Financial, and certain qualified retirement plans for which GWL&A, First Great-West Life & Annuity Insurance Company and New England Financial provide administrative services and for the Maxim Profile Portfolios.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Security Valuation

Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost, which approximates fair value.

Fixed income and other securities are valued by independent pricing services approved by the Board of Directors.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used. In the event that trading on a security is halted prior to the end of the trading day due to a significant event, portfolio management will determine whether further pricing adjustment is necessary.

While fair value determinations involve judgments that are inherently subjective, these determinations are made in good faith in accordance with procedures adopted by the Board of Directors. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of the U.S. securities market, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the board believes reflects fair value. This policy is intended to assure that the Portfolio’s net asset value fairly reflects security values at the time of pricing. Developments that might be considered significant events to trigger fair value pricing could be a natural disaster, government actions or significant fluctuations in domestic or foreign markets.

Investments in securities of governmental agencies may only be guaranteed by the respective agency’s limited authority to borrow from the U.S. Government and may not be guaranteed by the full faith and credit of the U.S. Government.

Dividends

Dividends from net investment income of the Portfolio are declared and paid quarterly. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). The cost of investments sold is determined on a specific lot selection.

Interest income, including amortization of discounts and premiums, is recorded daily.

Financing Transactions

To earn additional income, the Portfolio may employ a trading strategy known as mortgage dollar rolls, which involves the sale by the Portfolio of mortgage securities with a simultaneous agreement to repurchase similar securities at a future date at an agreed-upon price. Proceeds of the sale are reinvested in other securities and may enhance the Portfolio’s current yield and total return. The difference between the sales price and the future repurchase price is recorded as an adjustment to interest income. During the period between the sale and repurchase, the Portfolio will not be entitled to receive interest and principal payments on the securities sold. Losses may arise from changes in the value of the securities or if the counterparty does not perform under the terms of the agreement. If the counterparty to whom the Portfolio sells the security files for bankruptcy or becomes insolvent, the Portfolio’s right to repurchase the security may be restricted. Amounts owing to brokers under these agreements are included in the “Payable for investments purchased” on the Statement of Assets and Liabilities. This liability was $14,800,000 at December 31, 2007, and was collateralized by securities of approximately the same value.

Federal Income Taxes

For federal income tax purposes, the Portfolio currently qualifies, and intends to remain qualified, as a regulated investment company under the provisions of the Internal Revenue Code by distributing substantially all of its taxable net income (both ordinary and capital gain) to its shareholders and complying with other requirements for regulated investment companies. Accordingly, no provision for federal income taxes has been made.

Classification of Distributions to Shareholders

The character of distributions made during the year from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America.

Application of Recent Accounting Pronouncements

Effective January 2, 2007, the Portfolio adopted FASB Interpretation No. 48 (“FIN 48”) “Accounting for Uncertainty in Income Taxes,” which requires that the financial statement effects of a tax position taken or expected to be taken in a tax return be recognized in the financial statements when it is more likely than not, based on the technical merits, that the position will be sustained upon examination. Management has concluded that the Portfolio has taken no uncertain tax positions that require adjustment to the financial statements to comply with the provisions of FIN 48. The Portfolio files income tax returns in the U.S. federal jurisdiction and Colorado jurisdictions. No federal income tax returns are currently under examination. The statute of limitations on the Portfolio’s federal tax return filings remains open for the years ended December 31, 2004 through December 31, 2007.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (FAS 157). FAS 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosures about fair value measurements. FAS 157 shall be effective for financial statements issued for fiscal years beginning after November 15, 2007. The Portfolio is evaluating the impact, if any, that the adoption of FAS 157 will have on its financial statements.

In February 2007, the FASB issued Statement of Financial Accounting Standards No. 159, “The Fair Value Option for Financial Assets and Financial Liabilities – Including and Amendment of FASB Statement No. 115” (“FAS 159”). FAS 159 permits an entity to measure financial instruments and certain other items at estimated fair value. Most of the provisions of FAS 159 are elective; however, the amendment to FASB No. 115, “Accounting for Certain Investments in Debt and Equity Securities”, applies to all entities that own trading and available-for-sale securities. The fair value option (a) may generally be applied instrument by instrument, (b) is irrevocable unless a new election date occurs, and (c) must be applied to the entire instrument and not to only a portion of the instrument. FAS 159 is effective as of the beginning of the first fiscal year that begins after November 15, 2007. The Portfolio adopted the provisions of FAS 159 on January 1, 2008. The adoption had no impact on the financial statements.

2.	INVESTMENT ADVISORY AGREEMENT & OTHER TRANSACTIONS WITH AFFILIATES

The Fund has entered into an investment advisory agreement with GW Capital Management, LLC, doing business as Maxim Capital Management, LLC, a wholly-owned subsidiary of GWL&A. As compensation for its services to the Fund, the investment adviser receives monthly compensation at the annual rate of 0.60% of the average daily net assets of the Portfolio. The management fee encompasses fund operation expenses.

GWFS Equities, Inc., a wholly-owned subsidiary of GWL&A, is the principal underwriter to distribute and market the Portfolio. FASCore, LLC, a wholly-owned subsidiary of GWL&A, performs transfer agent servicing functions for the Portfolio.

As of December 31, 2007, there were thirty-one Portfolios of the Fund for which the Directors served as Directors. The total compensation paid to the independent directors with respect to all funds for which they serve as Directors was $177,200 for the year ended December 31, 2007. Certain officers of the Fund are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of the Fund receives any compensation directly from the Fund.

3.	PURCHASES & SALES OF INVESTMENT SECURITIES

For the year ended December 31, 2007, the aggregate cost of purchases of investment securities and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $42,453,115 and $24,575,154, respectively. For the same period, the aggregate cost of purchases and proceeds from sales of long-term U.S. Government securities were $308,102,145 and $255,530,321, respectively.

4.	UNREALIZED APPRECIATION (DEPRECIATION)

At December 31, 2007, the U.S. Federal income tax cost basis was $389,914,708. The Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $5,640,839 and gross depreciation of securities in which there was an excess of tax cost over value of $1,833,286 resulting in net appreciation of $3,807,553.

5.	SECURITIES LOANED

The Portfolio has entered into a securities lending agreement with its custodian. Under the terms of the agreement the Portfolio receives annual income, recorded monthly, after deductions of other amounts payable to the custodian or to the borrower from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Portfolio against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. Cash collateral is invested by the custodian in securities approved by the Board of Directors and is disclosed as “Collateral for securities loaned” in the Statement of Assets and Liabilities. The Portfolio also continues to receive interest or dividends on the securities loaned. As of December 31, 2007, the Portfolio had securities on loan valued at $56,086,215 and received collateral of $56,114,877 for such loan. The Portfolio bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment.

6.	DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the years ended December 31, 2007 and 2006 were from ordinary income in the amount of $17,309,720 and $12,348,976, respectively.

As of December 31, 2007, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$0
Undistributed capital gains	0

Net accumulated earnings	0

Net unrealized appreciation on investments	3,807,553
Capital loss carryforwards	(3,370,756)
Post-October losses	0

Total distributable tax basis earnings	$436,797

Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. The differences between book basis and tax basis are primarily due to differing treatments regarding recognition of market discount and original issue discount and capital loss carryforwards. For the year ended December 31, 2007 the Portfolio reclassified $70,738 from paid-in capital to undistributed net investment income and $397,323 from undistributed net investment income to accumulated net realized loss on investments. These adjustments have no impact on net assets or the results of operations. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolio.

At December 31, 2007, the Portfolio had available for federal income tax purposes unused capital loss carryforwards of $194,123, $1,771,266 and $1,405,367 which expire in the years 2012, 2014 and 2015, respectively.

7.	FUND ACQUISITION

On July 14, 2006, the Portfolio acquired all the net assets of the Maxim U.S. Government Securities Portfolio (target Portfolio) pursuant to a plan of reorganization approved by the shareholders of the target Portfolio on June 26, 2006. The acquisition was accomplished by a tax-free exchange of 5,568,886 shares of the Portfolio (valued at $63,485,295) for the 6,031,738 shares of the target Portfolio outstanding on July 14, 2006. The target Portfolio’s net assets at that date ($63,485,295), including $1,975,981 of unrealized depreciation, were combined with those of the Portfolio. The aggregate net assets of the Portfolio and the target Portfolio immediately before the acquisition were $241,324,276 and $63,485,295, respectively.

MAXIM SERIES FUND, INC. MAXIM U.S. GOVERNMENT SECURITIES PORTFOLIO SCHEDULE OF INVESTMENTS DECEMBER 31, 2007

BONDS

Par Value ($)		Value ($)

AGENCY — 63.73%
745,874	Fannie Mae	782,191
	7.000% December 1, 2031
406,878	Fannie Mae	426,740
	7.000% September 1, 2031
3,726,524	Fannie Mae	3,867,774
	6.500% January 1, 2032
379,505	Fannie Mae	398,117
	7.000% February 1, 2031
5,603,253	Fannie Mae	5,625,043
	5.000% August 1, 2018
1,344,707	Fannie Mae	1,343,887
	5.500% November 1, 2035
2,328,228	Fannie Mae	2,323,755
	5.500% February 1, 2036
1,900,621	Fannie Mae	1,930,449
	6.000% December 1, 2036
610,049	Fannie Mae	610,083
	5.500% April 1, 2034
2,524,823	Fannie Mae	2,521,970
	5.500% January 1, 2035
2,730,319	Fannie Mae	2,726,495
	5.500% April 1, 2035
4,644	Fannie Mae	5,091
	9.500% March 1, 2020
34,986	Fannie Mae	37,628
	8.500% August 1, 2024
174,542	Fannie Mae	180,978
	6.500% July 1, 2014
254,619	Fannie Mae	258,468
	5.500% January 1, 2018
1,411,256	Fannie Mae	1,410,103
	5.500% December 1, 2033
2,953,425	Fannie Mae	2,949,307
	5.500% December 1, 2034
3,444,347	Fannie Mae	3,501,880
	5.500% April 1, 2018
390,025	Fannie Mae	391,589
	5.000% June 1, 2018
798,862	Fannie Mae	809,751
	6.000% February 1, 2033
2,351,234	Fannie Mae	2,352,978
	5.500% September 1, 2033
4,064,067	Fannie Mae	4,063,011
	5.500% February 1, 2035
1,454,059	Fannie Mae	1,502,021
	6.500% February 1, 2017
1,557,398	Fannie Mae	1,616,295
	6.500% February 1, 2032
1,031,830	Fannie Mae	1,057,215
	6.000% March 1, 2017
1,574,632	Fannie Mae	1,607,392
	6.000% March 1, 2033
4,518,925	Fannie Mae	4,537,519
	5.000% May 1, 2018
464,047	Fannie Mae	472,766
	6.000% January 1, 2033
1,577,601	Fannie Mae	1,637,489
	6.500% December 1, 2031
344,905	Fannie Mae	361,676
	7.000% January 1, 2032
5,114,701	Fannie Mae	5,198,307
	6.000% December 1, 2035
1,966,660	Fannie Mae	1,998,311
	6.000% March 1, 2036
8,961,111	Fannie Mae	8,944,857
	5.500% April 1, 2036
5,287,495	Fannie Mae	5,277,214
	5.500% June 1, 2036
2,941,105	Fannie Mae	2,940,680
	5.500% November 1, 2033
4,496,114	Fannie Mae	4,389,050
	5.000% April 1, 2034
4,349,689	Fannie Mae	4,341,382
	5.500% January 1, 2036
1,953,856	Fannie Mae	1,985,195
	6.000% February 1, 2036
2,811,983	Fannie Mae	2,856,377
	6.000% May 1, 2037
71,547	Fannie Mae	77,711
	8.500% August 1, 2021
1,682,712	Fannie Mae	1,682,805
	5.500% October 1, 2034
156,575	Fannie Mae	171,996
	9.500% September 1, 2020
109,568	Fannie Mae	117,697
	8.500% November 1, 2026
6,319,290	Fannie Mae	6,323,976
	5.500% July 1, 2033
1,986,287	Fannie Mae ‡	1,997,832
	5.010% September 1, 2034
2,629,656	Fannie Mae ‡	2,663,349
	5.910% January 1, 2037
1,778,060	Fannie Mae ‡	1,799,754
	5.550% October 1, 2036
2,500,000	Federal Home Loan Bank **	2,573,078
	4.625% October 10, 2012
2,500,000	Federal Home Loan Bank ** ^^	2,550,065
	4.375% October 22, 2010
1,600,000	Federal Home Loan Bank ** ^^	1,701,022
	5.250% June 18, 2014
1,000,000	Federal Home Loan Bank ** ^^	1,023,822
	4.500% November 15, 2012
2,500,000	Federal Home Loan Bank ** ^^	2,548,530
	4.375% September 17, 2010
2,500,000	Federal Home Loan Bank ** ^^	2,594,125
	4.875% November 18, 2011
1,861,733	Freddie Mac	1,861,200
	5.500% June 1, 2033
5,004,201	Freddie Mac	5,002,769
	5.500% August 1, 2033
1,105,300	Freddie Mac	1,104,984
	5.500% January 1, 2034
2,848,667	Freddie Mac	2,847,852
	5.500% May 1, 2033
7,683,415	Freddie Mac	7,491,559
	5.000% September 1, 2035
14,800,000	Freddie Mac	15,216,250
	6.500% September 1, 2036
758,890	Freddie Mac	718,084
	4.500% August 1, 2033
2,328,746	Freddie Mac	2,329,250
	5.500% September 1, 2033
73,784	Freddie Mac	80,067
	9.000% December 1, 2014
37,157	Freddie Mac	40,623
	9.500% June 1, 2020
16,110	Freddie Mac	17,235
	9.500% September 1, 2020
602,957	Freddie Mac	630,159
	7.000% September 1, 2032
375,370	Freddie Mac	396,190
	7.500% March 1, 2032
925,615	Freddie Mac	917,051
	5.000% September 1, 2024
530,027	Freddie Mac	537,325
	5.500% March 1, 2017
11,374,775	Freddie Mac	11,090,141
	5.000% December 1, 2035
5,739,464	Freddie Mac	5,831,695
	6.000% March 1, 2036
2,610,804	Freddie Mac	2,657,026
	6.000% July 1, 2036
6,107,255	Freddie Mac	6,202,828
	6.000% November 1, 2036
1,827,244	Freddie Mac	1,849,612
	5.500% April 1, 2022
30,852	Freddie Mac	35,866
	11.000% June 1, 2020
114,443	Freddie Mac	133,413
	11.000% August 1, 2020
95,248	Freddie Mac	111,036
	11.000% July 1, 2020
76,943	Freddie Mac	84,227
	9.500% April 1, 2025
3,232,239	Freddie Mac	3,229,360
	5.500% October 1, 2034
3,389,423	Freddie Mac	3,304,851
	5.000% August 1, 2035
1,473,784	Freddie Mac	1,471,313
	5.500% September 1, 2035
6,929,756	Freddie Mac	7,041,532
	6.000% January 1, 2036
3,785,581	Freddie Mac	3,819,478
	6.000% June 1, 2036
787,048	Freddie Mac	788,939
	5.000% December 1, 2017
918,245	Freddie Mac ‡	931,496
	5.580% June 1, 2037
4,192,834	Freddie Mac ‡	4,269,196
	5.500% December 1, 2036
2,187,115	Freddie Mac ‡	2,249,356
	5.690% November 1, 2036
1,881,652	Freddie Mac ‡	1,922,198
	4.850% August 1, 2037
1,410,425	Freddie Mac ‡	1,416,155
	5.180% January 1, 2037
1,821,122	Freddie Mac ‡	1,852,646
	5.030% November 1, 2036
1,882,126	Freddie Mac ‡	1,898,571
	5.700% March 1, 2037
1,733,212	Freddie Mac ‡	1,760,311
	5.270% October 1, 2036
3,527,984	Freddie Mac ‡	3,548,931
	5.450% March 1, 2037
3,508,311	Ginnie Mae	3,623,686
	6.500% January 15, 2037
5,909,026	Ginnie Mae	5,824,376
	5.000% June 15, 2033
3,097,306	Ginnie Mae	3,199,164
	6.500% February 15, 2037
15,328	Ginnie Mae	16,553
	9.000% July 15, 2018
64,612	Ginnie Mae	67,141
	7.500% October 15, 2013
1,717,389	Ginnie Mae II	1,677,758
	5.000% December 20, 2035
965,957	Ginnie Mae II	968,182
	5.500% February 20, 2035
1,754,053	Ginnie Mae II	1,713,579
	5.000% October 20, 2033
3,555,781	Ginnie Mae II	3,623,418
	6.000% December 20, 2033
13,110	Ginnie Mae II	13,943
	7.500% December 20, 2028
12,688	Ginnie Mae II	13,647
	8.000% November 20, 2023
25,433	Ginnie Mae II	27,050
	7.500% October 20, 2028
7,121	Ginnie Mae II	7,750
	9.500% May 20, 2022
1,698,591	Ginnie Mae II	1,659,452
	5.000% February 20, 2034
1,850,167	Ginnie Mae II	1,854,406
	5.500% November 20, 2034
1,391,961	Ginnie Mae II	1,395,168
	5.500% April 20, 2035
1,447,189	Ginnie Mae II ‡	1,453,219
	5.240% July 20, 2034
		$250,896,063

AGENCY MORTGAGE BACKED — 12.03%
4,000,000	Fannie Mae	3,971,617
	Series 2003-24 Class VM
	5.500% November 25, 2021
967,987	Fannie Mae	988,642
	Series 2004-W1 Class 1A7
	5.681% November 25, 2043
10,686	Fannie Mae ‡	10,655
	Series 2004-W8 Class 1AF
	5.950% June 25, 2044
9,154,816	Fannie Mae ‡	9,091,590
	Series 2007-7 Class FJ
	5.760% February 28, 2037
4,970,573	Federal Home Loan Bank	4,986,106
	Series JR-9012 Class 1
	5.050% June 15, 2012
1,035,223	Freddie Mac	1,048,325
	Series 2974 Class VM
	5.000% May 15, 2016
1,326,887	Freddie Mac	1,332,493
	Series R003 Class AG
	5.125% October 15, 2015
2,000,000	Freddie Mac	1,977,804
	Series 2843 Class VB
	5.500% August 15, 2023
1,312,509	Freddie Mac	1,330,413
	Series R007 Class AC
	5.875% May 15, 2016
434,688	Freddie Mac	433,315
	Series T-34 Class A1V
	7.460% July 25, 2031
8,411,849	Freddie Mac ‡	8,374,653
	Series 3342 Class FD
	5.870% July 15, 2037
3,805,598	US Department of Veterans Affairs	4,039,880
	Series 1996-3 Class 1Z
	6.750% September 15, 2026
1,905,455	US Department of Veterans Affairs	2,004,300
	Series 2002-1 Class 1A
	6.000% October 15, 2031
4,000,000	US Department of Veterans Affairs	4,144,375
	Series 2003-1 Class G
	5.750% March 15, 2030
1,838,113	US Department of Veterans Affairs	1,838,113
	Series 2003-1 Class E
	5.750% April 15, 2027
1,705,520	US Department of Veterans Affairs ‡	1,773,741
	Series 1993-3 Class 1
	4.510% September 15, 2023
		$47,346,022

BANKS — 0.36%
1,475,000	State Street Bank & Trust Co	1,434,598
	Subordinated Notes
	5.300% January 15, 2016
		$1,434,598

COMMERCIAL MORTGAGE BACKED — 5.50%
2,000,000	Banc of America Commercial Mortgage Inc	1,994,638
	Series 2005-1 Class A3
	4.877% November 10, 2042
2,000,000	GS Mortgage Securities Corp II	1,950,967
	Series 2005-GG4 Class AABA
	4.680% July 10, 2039
5,000,000	JP Morgan Chase Commercial Mortgage Securities Corp ‡	4,979,159
	Series 2005-LDP5 Class A4
	5.270% December 15, 2044
3,500,000	JP Morgan Chase Commercial Mortgage Securities Corp	3,473,416
	Series 2003-ML1A Class A2
	4.767% March 12, 2039
1,180,000	JP Morgan Chase Commercial Mortgage Securities Corp	1,185,036
	Series 2002-C3 Class A2
	4.994% July 12, 2035
1,000,000	Morgan Stanley Capital I ‡	999,277
	Series 2005-IQ10 Class AAB
	5.200% September 15, 2042
3,000,000	Salomon Brothers Mortgage Securities VII	3,128,143
	Series 2001-C1 Class A3
	6.428% December 18, 2035
4,000,000	Wachovia Bank Commercial Mortgage Trust	3,950,562
	Series 2004-C10 Class A4
	4.748% February 15, 2041
		$21,661,198

INSURANCE RELATED — 0.30%
1,000,000	Farmers Insurance Exchange	1,162,050
	Notes
	8.625% May 1, 2024
		$1,162,050

INVESTMENT BANK/BROKERAGE FIRM — 0.26%
1,000,000	BlackRock Inc	1,029,430
	Global Notes
	6.250% September 15, 2017
		$1,029,430

OTHER ASSET-BACKED — 2.47%
1,500,000	ACE Securities Corp ‡	1,494,375
	Series 2007-D1 Class A2
	6.190% February 25, 2038
1,000,000	Citicorp Residential Mortgage Securities Inc	925,070
	Series 2006-1 Class A6
	5.836% July 25, 2036
2,000,000	Citicorp Residential Mortgage Securities Inc	1,878,129
	Series 2006-2 Class A6
	5.665% September 25, 2036
1,000,000	Countrywide Asset Backed Certificates	926,123
	Series 2006-S8 Class A6
	5.505% April 25, 2036
2,000,000	Discover Card Master Trust I	1,997,473
	Series 2007-A1 Class A1
	5.650% March 16, 2020
2,700,000	Household Home Equity Loan Trust ‡	2,501,856
	Series 2007-2 Class A3F
	7.980% July 20, 2036
		$9,723,026

SUPRANATIONALS — 0.87%
5,000,000	International Bank for Reconstruction & Development ~	3,444,820
	Zero Coupon
	4.830% February 15, 2016
		$3,444,820

U.S. GOVERNMENTS — 12.46%
1,000,000	United States of America ^^	1,100,234
	5.250% November 15, 2028
5,000,000	United States of America ^^	5,246,875
	4.625% February 29, 2012
2,000,000	United States of America ^^	2,090,938
	4.625% February 15, 2017
2,500,000	United States of America ^^	2,619,923
	4.625% October 31, 2011
1,000,000	United States of America ^^	1,064,844
	4.875% August 15, 2016
1,000,000	United States of America ^^	1,082,344
	5.125% May 15, 2016
1,900,000	United States of America ^^	1,970,657
	4.375% December 15, 2010
2,000,000	United States of America ^^	2,063,906
	4.250% October 15, 2010
1,400,000	United States of America ^^	1,419,797
	4.000% February 15, 2015
1,500,000	United States of America ^^	1,554,726
	4.250% August 15, 2013
1,000,000	United States of America ^^	996,641
	3.375% November 30, 2012
2,000,000	United States of America ^^	2,034,844
	4.250% November 15, 2017
7,300,000	United States of America ^^	7,516,146
	4.125% August 31, 2012
7,000,000	United States of America ^^	7,350,000
	4.625% July 31, 2012
2,000,000	United States of America ^^	2,072,968
	4.500% May 15, 2017
3,300,000	United States of America ^^	3,410,085
	4.500% May 15, 2010
3,000,000	United States of America ^^	3,300,234
	5.250% February 15, 2029
1,100,000	United States of America ^^	1,122,000
	3.875% February 15, 2013
1,000,000	United States of America ^^	1,053,906
	4.875% May 31, 2011
		$49,071,068
WHOLE LOAN — 1.37%
1,500,000	Banc of America Mortgage Securities	1,504,097
	Series 2003-2 Class 1A11
	5.500% April 25, 2033
1,494,134	Chase Mortgage Finance Corp	1,491,124
	Series 2002-S6 Class 2A1
	6.000% May 25, 2017
837,510	Chase Mortgage Finance Corp	831,186
	Series 2004-S2 Class 2A9
	5.000% February 25, 2034
1,600,000	Master Asset Securitization Trust	1,557,579
	Series 2003-7 Class 4A33
	5.250% September 25, 2033
		$5,383,986

TOTAL BONDS — 99.35%		$391,152,261
(Cost $387,739,256)

SHORT-TERM INVESTMENTS

Par Value ($)		Value ($)

JOINT REPURCHASE AGREEMENTS

2,570,000	Undivided interest of 10.0% in joint repurchase agreement(Principal Amount/Value $25,825,000 with a maturity value of $25,816,930) with Lehman Brothers Holdings Inc, 3.75%, dated 12/31/07, to be repurchased at $2,570,535 on 01/02/08, collateralized by Fannie Mae, 6.5%, 10/01/37, with a value of $26,341,500.	2,570,000

TOTAL SHORT-TERM INVESTMENTS — 0.65%		$2,570,000
(Cost $2,570,000)

TOTAL MAXIM U.S. GOVERNMENT SECURITIES PORTFOLIO — 100%		$393,722,261
(Cost $390,309,256)

Legend

** Security is an agency note with maturity date and interest rate indicated.

‡ Represents the current interest rate for variable rate security.

~ For zero coupon bond, the interest rate shown is the effective yield on date of purchase.

^^ A portion or all of the security is on loan at December 31, 2007. The cash collateral received for the security on loan has been invested in an undivided joint repurchase agreement with Morgan Stanley, 4.75%, to be repurchased on 01/02/08, collateralized by U.S. Government or U.S. Agency Mortgage securities, with a total market value of $56,093,400.

For Fund compliance purposes, management classifies the Fund’s industry classifications using one or more widely recognized market indexes or ratings group indexes. Industries are shown as a percent of net assets. These industry classifications are unaudited.

See Notes to Financial Statements.

Summary of Investments by Maturity Date

Maxim U.S. Government Securities Portfolio
December 31, 2007
Unaudited

% of Portfolio
Maturity	Value ($)	Investments

1 - 3 Years	15,113,243	3.84%
3 - 5 Years	35,960,620	9.13%
5 - 10 Years	29,468,375	7.48%
10 - 20 Years	34,712,313	8.82%
20 - 30 Years	258,626,019	65.69%
Over 30 Years	19,841,691	5.04%
	$ 393,722,261	100.00%

SHAREHOLDER EXPENSE EXAMPLE
Maxim U.S. Government Securities Portfolio

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 30, 2007 to December 31, 2007).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	(6/30/2007)	(12/31/2007)	(6/30/07-12/31/07)

Actual	$ 1,000.00	$ 1,054.07	$ 3.11

Hypothetical
(5% return before expenses)	$ 1,000.00	$ 1,022.18	$ 3.06

*Expenses are equal to the Portfolio's annualized expense ratio of 0.60%, multiplied by the average account value over the period, multiplied by 184/365 days to reflect the one-half year period.

Fund Directors and Officers

(Unaudited)

Maxim Series Fund is organized under Maryland law, and is governed by the Board of Directors. The Board is responsible for overall management of the Fund’s business affairs. The Directors meet at least four times during the year to, among other things, oversee the Fund’s activities, review contractual arrangements with companies that provide services to the Fund, and review performance. The following table provides information about each of the Directors and officers of the Fund.

INDEPENDENT* DIRECTORS
Name, address and age	Position(s) Held with Fund	Term of Office (Length of Time Served)	Principal Occupation(s) during Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director
Gail Klapper (64)	Director	December 14, 2007 to present	Attorney, Klapper Law Firm	31
Richard P. Koeppe (76)	Director	April 30, 1987 to present	Retired Educator	31
Sanford Zisman (68)	Director	March 19, 1982 to present	Attorney, Firm of Zisman, Ingraham and Daniel, P.C.	31
INTERESTED* DIRECTORS AND OFFICERS

Name, address and age	Position(s) Held with Fund	Term of Office (Length of Time Served)	Principal Occupation(s) during Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director
*William T. McCallum (65)	Director, Chairman and President	June 1, 2000 to present

Chairman, First Great-West Life & Annuity Insurance Company. Beginning January 1, 2006: Vice Chairman, Great-West Life & Annuity Insurance Company.

Through December 31, 2005: President and Chief Executive Officer of Great-West Life & Annuity Insurance Company, United States Operations of The Great-West Life Assurance Company, and the United States Operations of The Canada Life Assurance Company; Co-President and Chief Executive Officer of Great-West Lifeco Inc.; President and Chief Executive Officer of GWL&A Financial Inc. and Canada Life Insurance Company of America (through February 13, 2006); President and Chief Executive Officer of First Great-West Life & Annuity Insurance Company and Alta Health & Life Insurance Company.

31

Director, Great-West Lifeco Inc., Great-West Life & Annuity Insurance Company, First Great-West Life & Annuity Insurance Company, GWL&A Financial Inc., The Great-West Life Assurance Company, The Canada Life Assurance Company, Crown Life Insurance Company, and Canada Life Insurance Company of America.

*Mitchell T.G. Graye (52)	Director	June 1, 2000 to present

Executive Vice President and Chief Financial Officer of Great-West Life & Annuity Insurance Company, First Great-West Life & Annuity Insurance Company, Canada Life Insurance Company of America, GWL&A Financial Inc., the United States Operations of The Great-West Life Assurance Company, the United States Operations for The Canada Life Assurance Company, and the United States Operations for Crown Life Insurance Company; Chairman and President, GW Capital Management, LLC, and Orchard Capital Management, LLC; President, GWL Properties, Inc., Great-West Life & Annuity Insurance Capital (Nova Scotia) Co. and Great-West Life & Annuity Insurance Capital (Nova Scotia) Co. II; Executive Vice President, Orchard Trust Company, LLC

31

Director, Alta Health & Life Insurance Company, EMJAY Corporation, EMJAY Retirement Plan Services, Inc., GWL Properties, Inc., Great-West Benefit Services, Inc.; Manager, GW Capital Management, LLC, Orchard Capital Management, LLC, Orchard Trust Company, LLC and FASCore, LLC.

*Graham McDonald (61)	Treasurer	November 29, 2001 to present

Senior Vice President, Corporate Administration of Great-West Life & Annuity Insurance Company, First Great-West Life & Annuity Insurance Company, and Canada Life Insurance Company of America, GWL&A Financial Inc., the United States Operations of The Great-West Life Assurance Company, the United States Operations of The Canada Life Assurance Company and the United States Operations of Crown Life Insurance Company; Senior Vice President, Corporate Finance and Investment Operations of EMJAY Corporation, EMJAY Retirement Plan Services, Inc., and Orchard Trust Company, LLC; Senior Vice President, Corporate and Investment Administration, FASCore, LLC; Senior Vice President and Treasurer, GW Capital Management, LLC, and Orchard Capital Management, LLC; President, Greenwood Investments, LLC, and Great-West Benefit Services, Inc.; Vice President, Investment Administration, National Plan Coordinators of Delaware, Inc.

			31	Manager, Greenwood Investments, LLC, and GW Capital Management, LLC; Director, Great-West Benefit Services, Inc., GWL Properties, Inc., and GWFS Equities, Inc.

*Beverly A. Byrne (52)	Secretary	April 10, 1997 to present

Chief Legal Officer, Financial Services and Securities Compliance, Great-West Life & Annuity Insurance Company, GWL&A Financial Inc., First Great-West Life & Annuity Insurance Company, Canada Life Insurance Company of America, the United States Operations of The Great-West Life Assurance Company, and the United States Operations of The Canada Life Assurance Company; Chief Legal Officer and Secretary, FASCore, LLC; Vice President, Counsel and Secretary, National Plan Coordinators of Delaware, Inc.; Secretary and Chief Compliance Officer, GW Capital Management, LLC, Orchard Capital Management, LLC, GWFS Equities, Inc., One Orchard Equities, Inc. and Advised Assets Group, LLC; Secretary and Compliance Officer, EMJAY Corporation, EMJAY Retirement Plan Services, Inc., BenefitsCorp, Inc., and BenefitsCorp, Inc. of Wyoming; Secretary, Greenwood Investments, LLC.

			31	None

*

Refers to a Director or officer who is an “interested person” of Maxim Series Fund (as defined in the Investment Company Act of 1940, as amended) by virtue of their affiliation with the Fund or its investment adviser, GW Capital Management, LLC (doing business as Maxim Capital Management, LLC). A Director who is not an “interested person” of the Fund is referred to as an “Independent Director.”

The Fund pays no salaries or compensation to any of its officers or Directors affiliated with the Fund or Maxim Capital Management, LLC. The chart below sets forth the annual compensation paid to the Independent Directors and certain other information.

Name of Independent Director	Aggregate Compensation from Fund	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Fund and Fund Complex Paid to Directors**
Richard P. Koeppe	$64,000	0	0	$64,000
Sanford Zisman	$64,000	0	0	$64,000

** As of December 31, 2007, there were 31 funds for which the Directors serve as directors, all of which were Portfolios of Maxim Series Fund. The total compensation paid is comprised of the amount paid during the Fund’s most recently completed fiscal year by the Fund and its affiliated investment companies.

Additional information about Maxim Series Fund and its Directors is available in the Fund’s Statement of Additional Information, which can be obtained free of charge upon request to: Ms. Mary Maiers, 8515 East Orchard Road, Greenwood Village, Colorado 80111; (800) 537-2033, ext. 74743.

Availability of Quarterly Portfolio Schedule.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Availability of Proxy Voting Policies and Procedures.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-537-2033, ext. 74743, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Availability of Proxy Voting Record.

Information regarding how the Fund voted proxies relating to Portfolio securities during the most recent 12-month period ended December 31 is available without charge, upon request, by calling 1-800-537-2033, ext. 74743, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

ITEM 2.	CODE OF ETHICS.

(a)

As of the end of the period covered by this report, the registrant has adopted an Amended and Restated Code of Ethics (the “Code of Ethics”) that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	For purposes of this Item, "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)	Compliance with applicable governmental laws, rules, and regulations;

(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)	Accountability for adherence to the code.

(c)	During the period covered by this report, there have been no amendments made to the registrant’s Code of Ethics.

(d)	During the period covered by this report, the registrant has not granted any express or implicit waivers from the provisions of the Code of Ethics.

(f)	A copy of the Code of Ethics is filed as an exhibit to this Form N-CSR.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Mr. Sanford Zisman is the audit committee financial expert and is "independent," pursuant to general instructions on Form N-CSR, Item 3.

ITEM 4.            PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)

Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were: $278,850 for fiscal year 2006 and $296,425 for fiscal year 2007.

(b)

Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were: $35,300 for fiscal year 2006 and $37,500 for fiscal year 2007. The nature of the services comprising the fees disclosed under this category involved performance of 17f-2 (self-custody) audits.

(c)

Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were: $147,360 for fiscal year 2006 and $128,905 for fiscal year 2007. The nature of the services comprising the fees disclosed under this category involved tax return preparation, spillover dividend assistance, reconciliation of book capital accounts, and dividend assistance.

(d)

All Other Fees. There were no fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.

(e)	(1)	Audit Committee’s Pre-Approval Policies and Procedures.

Pre-Approval of Audit Services. The Audit Committee must approve prior to retention all audit, review or attest engagements required under the securities laws that are provided to the Fund by its independent auditors. The Audit Committee will not grant such approval to any auditors that are proposed to perform an audit for the Fund if a chief executive officer, controller, chief financial officer, chief accounting officer or any person serving in an equivalent position for the Fund that is responsible for the financial reporting or operations of the Fund was employed by those auditors and participated in any capacity in an audit of the Fund during the year period (or such other period proscribed under SEC rules) preceding the date of initiation of such audit.

Pre-Approval of Non-Audit Services. The Audit Committee must pre-approve any non-audit services, including tax services, to be provided to the Fund by its independent auditors (except those within applicable de minimis statutory or regulatory exceptions)1 provided that the Fund's auditors will not provide the following non-audit services to the Fund: (a) bookkeeping or other services related to the accounting records or financial statements of the Fund; (b) financial information systems design and implementation; (c) appraisal or valuation services, fairness opinions, or contribution-in-kind reports; (d) actuarial services; (e) internal audit outsourcing services; (f) management functions or human resources; (g) broker-dealer, investment adviser, or investment banking services; (h) legal services; (i) expert services unrelated to the audit; and (j) any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible.2

Pre-approval with respect to Non-Fund Entities. The Audit Committee must pre-approve any non-audit services that relate directly to the operations and financial reporting of the Fund (except those within applicable de minimis statutory or regulatory exceptions)3 to be provided by the Fund's auditors to (a) the Fund's investment adviser; and (b) any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing

_________________________

1  No pre-approval is required as to non-audit services provided to the Fund if: (a) the aggregate amount of all non-audit services provided to the Fund constitute not more than 5% of the total amount of revenues paid by the Fund to the independent auditors during the fiscal year in which the services are provided; (b) these services were not recognized by the Fund at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

2  With respect to the prohibitions on (a) bookkeeping; (b) financial information systems design and implementation; (c) appraisal, valuation, fairness opinions, or contribution-in-kind reports; (d) actuarial; and (e) internal audit outsourcing, such services are permitted to be provided if it is reasonable to conclude that the results of these services will not be subject to audit procedures during an audit of the audit client's financial statements.

3  For non-audit services provided to the adviser and entities in a control relationship with the adviser, no pre-approval is required if: (a) the aggregate amount of all non-audit services provided constitute not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the services are provided to the Fund, the Fund's investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to the Fund; (b) these services were not recognized by the Fund at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

services to the Fund.4 The Audit Committee may approve audit and non-audit services on a case-by-case basis or adopt pre-approval policies and procedures that are detailed as to a particular service, provided that the Audit Committee is informed promptly of each service, or use a combination of these approaches.

Delegation.The Audit Committee may delegate pre-approval authority to one or more of the Audit Committee's members. Any member or members to whom such pre-approval authority is delegated must report any pre-approval decisions to the Audit Committee at its next scheduled meeting.

(e)

(2)  100% of the services described pursuant to paragraphs (b) through (d) of this Item 4 of Form N-CSR were approved by the audit committee, and no such services were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not Applicable.

(g)

The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for fiscal year 2006 equaled $436,000, and for fiscal year 2007 equaled $640,700.

(h)

The registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Mr. Sanford Zisman, Chairman; Mr. Richard P. Koeppe; and Ms. Gail Klapper comprise the separately designated standing audit committee pursuant to general instructions on Form N-CSR, Item 5.

ITEM 6.	SCHEDULE OF INVESTMENTS.

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4  No pre-approval is required by the Audit Committee as to non-audit services provided to any Fund sub-adviser that primarily provides portfolio management services and is under the direction of another investment adviser and is not affiliated with the Fund's primary investment adviser.

The schedule of investments is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7.           DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.           PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.           PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors as described in general instructions on Form N-CSR, Item10.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)

The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	(1) Code of Ethics required by Item 2 of Form N-CSR is filed herewith.

(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MAXIM SERIES FUND, INC.

By:	/s/ W. T. McCallum
W. T. McCallum
President

Date:	February 20, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ W. T. McCallum
W. T. McCallum
President

Date:	February 20, 2008

By:	/s/ G. R. McDonald
G. R. McDonald
Treasurer

Date:	February 20, 2008